Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Sep. 11, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Oct. 31, 2014
C000030134
Account Value [Line Items]
Line Graph and Table Measure Name	AB Corporate Income Shares
Account Value	$ 13,373	$ 12,585	$ 12,297	$ 12,242	$ 13,619	$ 12,653	$ 11,645	$ 10,880		$ 10,827	$ 10,473	$ 10,285	$ 10,000
C000192686
Account Value [Line Items]
Line Graph and Table Measure Name	AB Impact Municipal Income Shares
Account Value	$ 12,302	11,734	11,316	11,154	12,158	10,752	10,709	9,956	$ 10,000
C000090717
Account Value [Line Items]
Line Graph and Table Measure Name	AB Municipal Income Shares
Account Value	$ 15,154	14,326	13,935	13,673	14,786	12,153	12,690	11,802		11,288	11,153	10,295	10,000
C000091758
Account Value [Line Items]
Line Graph and Table Measure Name	AB Taxable Multi-Sector Income Shares
Account Value	$ 12,429	11,956	11,451	11,203	11,534	11,207	10,836	10,419		10,352	10,188	10,074	10,000
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 12,887	12,172	12,052	11,971	13,365	12,794	11,643	10,933		10,861	10,544	10,235	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,427	11,152	10,925	10,619	11,528	10,700	10,473	9,866	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,246	11,996	11,661	12,659	11,749	11,501	10,833		10,667	10,652	10,117	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,593	11,008	11,172	11,220	12,264	12,297	11,094	10,536		10,570	10,483	10,206	10,000
Alliance Bernstein Index: Bloomberg US Aggregate ex Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate ex Government Bond Index
Account Value	$ 11,928	$ 11,279	$ 11,343	$ 11,353	$ 12,521	$ 12,242	$ 11,281	$ 10,677		$ 10,662	$ 10,482	$ 10,208	$ 10,000